CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statements of cash flows
Net cash (used in)/generated from operating activities	$ (332,400)	¥ (2,281,333)	¥ (1,834,243)	¥ (661,210)
Net cash generated from investing activities	(214,829)	(1,474,417)	(1,498,219)	9,341
Net cash (used in)/generated from financing activities	622,748	4,274,052	3,288,842	(133,001)
Effect of exchange rate changes on cash and cash equivalents	(1,352)	(9,278)	3,334	6,464
Net (decrease)/increase in cash and cash equivalents	74,167	509,024	(40,286)	(778,406)
Cash and cash equivalents at beginning of the year	42,542	291,973	332,259	1,110,665
Cash and cash equivalents at end of the year	$ 116,709	800,997	291,973	332,259
Reportable Legal Entities | Parent Company
Statements of cash flows
Net cash (used in)/generated from operating activities		(55,088)	6,080	(816)
Net cash generated from investing activities		(3,999,403)	102,577	144,064
Net cash (used in)/generated from financing activities		3,982,230	(29,042)	(143,835)
Effect of exchange rate changes on cash and cash equivalents		4,730	(2,592)	34
Net (decrease)/increase in cash and cash equivalents		(67,531)	77,023	(553)
Cash and cash equivalents at beginning of the year		77,819	796	1,349
Cash and cash equivalents at end of the year		¥ 10,288	¥ 77,819	¥ 796